Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2024
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 16 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Cost of revenues	1,128	940	732
Sales and marketing	5,197	2,468	3,060
Research and development	2,138	1,788	1,419
General and administrative	8,017	8,471	5,806
Effect on net income	16,480	13,667	11,017

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $1.0 million ($0.8 million at January 31, 2023) recognized in the United States. The tax benefit realized in connection with stock options exercised during 2024, 2023 and 2022 was $0.4 million, nominal and $0.1 million, respectively.

Stock Options

As of January 31, 2024, we had 1,568,551 stock options granted and outstanding under our shareholder-approved stock option plan and 2,442,749 remained available for grant.

As of January 31, 2024, $8.9 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.5 years. The total fair value of stock options vested during 2024 was $5.4 million.

The total number of options granted during the years ended January 31, 2024, 2023 and 2022 was 278,845, 356,014 and 271,025, respectively. The weighted average grant-date fair value of options granted during the years ended January 31, 2024, 2023 and 2022 was $26.19, $18.47 and $16.77 per option, respectively.

The weighted-average assumptions were as follows:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022

Expected dividend yield (%)	—	—	—
Expected volatility (%)	30.8	29.2	27.8
Risk-free rate (%)	3.2	2.4	0.7
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5
Granted	356,014	$61.09
Exercised	(63,890)	$27.34
Forfeited	(17,970)	$52.98
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$79.80
Exercised	(285,808)	$33.06
Forfeited	(17,919)	$62.30
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8

Vested or expected to vest at January 31, 2024	1,568,551	$52.31	3.9	$54.8

Exercisable at January 31, 2024	1,121,998	$46.46	3.3	$45.7

The total intrinsic value of options exercised during the years ended January 31, 2024, 2023 and 2022 was approximately $13.2 million, $2.5 million and $3.7 million, respectively. The exercise price range for outstanding options at January 31, 2024 was $22.16 to $79.89.

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2024 is presented as follows:

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2022	462,853	$13.16
Granted	356,014	$18.47
Vested	(313,186)	$13.72
Forfeited	(16,860)	$3.71
Balance at January 31, 2023	488,821	$16.11
Granted	278,845	$26.19
Vested	(303,628)	$17.74
Forfeited	(17,485)	$18.29
Balance at January 31, 2024	446,553	$20.67

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4
Granted	97,991	$64.98
Performance units issued	39,704	$54.34
Exercised	—	—
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$105.96
Performance units issued	68,005	$53.80
Exercised	(87,354)	$14.29
Forfeited	(2,475)	$81.82
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3

Vested or expected to vest at January 31, 2024	988,543	$53.81	4.5	$86.3

Exercisable at January 31, 2024	720,452	$36.60	3.2	$62.8

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2024) that would have been received by PSU holders if all PSUs had been vested on January 31, 2024.

As of January 31, 2024, $9.7 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of PSUs vested during 2024 was $4.6 million.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3
Granted	63,651	$61.53
Exercised	—	—
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$79.89
Exercised	(53,898)	$8.52
Forfeited	(413)	$60.66
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1

Vested or expected to vest at January 31, 2024	482,094	$40.19	4.8	$42.1

Exercisable at January 31, 2024	419,690	$35.32	4.3	$36.6

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2024) that would have been received by RSU holders if all RSUs had been vested on January 31, 2024.

As of January 31, 2024, $4.5 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2024 was $3.9 million.

Deferred Share Unit Plan

As at January 31, 2024, the total number of DSUs held by participating directors was 311,081 (283,338 at January 31, 2023), representing an aggregate accrued liability of $27.3 million ($20.6 million at January 31, 2023). During 2024, 27,743 DSUs were granted and nil DSUs were redeemed and settled in cash. As at January 31, 2024, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2023). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $6.7 million, $3.2 million and $4.5 million for the years ended January 31, 2024, 2023 and 2022, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2022	24,428	1.4
Granted	7,948
Vested and settled in cash	(17,719)
Forfeited	(74)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(11,092)
Balance at January 31, 2024	11,370	1.8

Non-vested at January 31, 2024	11,370	1.8

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.2 million at January 31, 2024 ($0.4 million at January 31, 2023). As at January 31, 2024, the unrecognized aggregate liability for the unvested CRSUs was $0.8 million ($0.7 million at January 31, 2023). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.6 million, $0.8 million and $1.3 million for the years ended January 31, 2024, 2023 and 2022, respectively.